Revenue from contracts with customers	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Revenue from contracts with customers

3. Revenue from contracts with customers

Voyage charters and contracts of affreightment: Revenues amounted to $79,313 and $38,230 for the second quarters of 2026 and 2025, respectively, and $122,815 for the first half of 2026, compared to $81,289 for the prior year first half.

Time, bareboat charters and pooling arrangements: Revenues amounted to $219,092 and $155,079 for the second quarters of 2026 and 2025, respectively, and $428,552 for the first half of 2026, compared to $309,071 for the prior year first half.

Unearned revenue: Unearned revenue represents cash received within the reporting period, for which related service has not been provided. It primary relates to charter hire received in advance at the amount of $9,520 as of June 30, 2026 ($12,450 at December 31, 2025) and to revenue resulting from charter agreements with varying rates at the amount of $2,339 as of June 30, 2026 ($4,823 at December 31, 2025).